Offerings	Aug. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share(3)
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Azitra, Inc. (the “Common Stock”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.The proposed maximum aggregate offering price of the shares of Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the pre-funded warrants offered and sold in the offering (plus the aggregate exercise price of the shares of Common Stock issuable upon exercise of the pre-funded warrants), and as such the proposed aggregate maximum offering price of the shares of Common Stock and pre-funded warrants (including the shares of Common Stock issuable upon exercise of the pre-funded warrants), if any, is $10,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Azitra, Inc. (the “Common Stock”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.The proposed maximum aggregate offering price of the shares of Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the pre-funded warrants offered and sold in the offering (plus the aggregate exercise price of the shares of Common Stock issuable upon exercise of the pre-funded warrants), and as such the proposed aggregate maximum offering price of the shares of Common Stock and pre-funded warrants (including the shares of Common Stock issuable upon exercise of the pre-funded warrants), if any, is $10,000,000.No fee due pursuant to Rule 457(g) under the Securities Act because the pre-funded warrants are being registered in the same registration statement as the shares of Common Stock issuable upon exercise of the pre-funded warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Azitra, Inc. (the “Common Stock”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants
Amount Registered | shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Azitra, Inc. (the “Common Stock”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Placement Agent Warrants
Maximum Aggregate Offering Price	$ 500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76.55
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Azitra, Inc. (the “Common Stock”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.